Goodwill - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill Activity [Roll Forward]
Measurement period adjustments		$ (16,303)
Impairment	$ (1,194,765)	(1,132,243)	$ 0
Goodwill
Goodwill Activity [Roll Forward]
Opening balance	707,930	824,529
Measurement period adjustments	0	23,427
Impairment	(509,478)	(3,062)
Impact of foreign exchange	46,505	(136,964)
Ending balance	$ 244,957	$ 707,930	$ 824,529